EMPLOYEE BENEFITS (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) shares
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ (12,231)
Effect on present value of obligations | shares	(97,251)
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 160
Effect on present value of obligations | shares	1,093
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,763
Effect on present value of obligations | shares	13,886
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ 8,375
Effect on present value of obligations | shares	66,060
Sensitivity level, year	+1 year
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ 13,065
Effect on present value of obligations | shares	103,859
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (154)
Effect on present value of obligations | shares	(1,048)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,763)
Effect on present value of obligations | shares	(13,886)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ (8,505)
Effect on present value of obligations | shares	(67,101)
Sensitivity level, year	- 1 year